FINANCIAL RISK MANAGEMENT - Schedule of Fair Value on revaluation derivatives (Details) - Recurring fair value measurement - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management [Line Items]
Liabilities	€ 320	€ 35,385
Derivative financial liabilities
Financial Risk Management [Line Items]
Liabilities	147	268
Other financial liabilities
Financial Risk Management [Line Items]
Liabilities	173	35,117
Level 3 of fair value hierarchy
Financial Risk Management [Line Items]
Liabilities	320	35,385
Level 3 of fair value hierarchy | Derivative financial liabilities
Financial Risk Management [Line Items]
Liabilities	147	268
Level 3 of fair value hierarchy | Other financial liabilities
Financial Risk Management [Line Items]
Liabilities	€ 173	€ 35,117